SHARE-BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Weighted-average exercise price granted	$ 1.44	$ 0.62
Unrecognized compensation cost related to nonvested options	$ 2,044	$ 1,928
Unrecognized compensation cost related to nonvested restricted stock units	$ 644	$ 81